9. LONG-TERM LOAN: Schedule of Long-term Loan (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Long-term Loan

	December 31, 2020		December 31, 2019

Long-term loan	$ 10,638	€ 6,816	$ 16,902	€ 11,590
Less: current portion of long-term loan	7,900	5,062	6,963	4,774
	$ 2,738	€ 1,754	$ 9,939	€ 6,816

Payment schedule of long-term loan
Year 1	$ 8,370	€ 5,363	$ 7,821	€ 5,363
Year 2	2,789	1,787	7,821	5,363
Year 3	-	-	2,607	1,788
	11,159	7,150	18,249	12,514
Less: imputed interest	446	286	1,224	839
Other fees	75	48	123	84
	$ 10,638	€ 6,816	$ 16,902	€ 11,591